Financial instruments and risk management (Details 2) - 12 months ended Dec. 31, 2022 - Cash flow hedges R$ in Thousands, $ in Thousands		BRL (R$)	USD ($)
Disclosure of detailed information about hedges [line items]
Present value of hedging instrument notional value		R$ 250,449	$ 48,000
2023 to 2026
Disclosure of detailed information about hedges [line items]
Hedging Instrument		Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows
Hedged Transaction		Foreign exchange gains and losses of highly probable future monthly exports revenues
Nature of the Risk		Foreign Currency - Real vs U.S. Dollar Spot Rate
Maturity Date		2023 to 2026
Citibank | 2026
Disclosure of detailed information about hedges [line items]
Hedging Instrument	[1]	Citibank
Maturity Date	[1]	2026
Present value of hedging instrument notional value	[1]	R$ 156,531	30,000
Citibank | 2023
Disclosure of detailed information about hedges [line items]
Hedging Instrument	[2]	Citibank
Maturity Date	[2]	2023
Present value of hedging instrument notional value	[2]	R$ 15,653	3,000
Bradesco | 2023
Disclosure of detailed information about hedges [line items]
Hedging Instrument	[2]	Bradesco
Maturity Date	[2]	2023
Present value of hedging instrument notional value	[2]	R$ 15,653	3,000
Itaú | 2023
Disclosure of detailed information about hedges [line items]
Hedging Instrument	[2]	Itaú
Maturity Date	[2]	2023
Present value of hedging instrument notional value	[2]	R$ 52,177	10,000
Citibank - CI&T Inc. | 2023
Disclosure of detailed information about hedges [line items]
Hedging Instrument	[2]	Citibank
Maturity Date	[2]	2023
Present value of hedging instrument notional value	[2]	R$ 10,435	$ 2,000

[1]	Export credit note - NCE: Refers to financing to export software development services.
[2]	Advance on Foreign Exchange Contract (ACC).